Accounting Developments	9 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Recently adopted pronouncements

Disclosures about the credit quality of financing receivables and the allowance for credit losses

In July 2010, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued for the disclosure of the allowance for credit losses and financing receivable modifications. The expanded disclosures include roll-forward schedules of the allowance for credit losses and enhanced disclosure of financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted. The new disclosure requirements are required for interim and annual periods beginning on or after December 15, 2010. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Fair value measurements

In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated requiring level 3 disclosure details regarding separate information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of the updated guidance had no impact on the Company's financial statements as the Company does not have Level 3 fair value measurements.

Recently issued pronouncements

Goodwill impairment testing

In September 2011, the FASB issued updated guidance which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The guidance also includes examples of the types of events and circumstances to consider in conducting the qualitative assessment. The amendments will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of the updated guidance to have a material impact on the Company's financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The current option in US GAAP that permits the presentation of other comprehensive income in the statement of changes in equity will be eliminated. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. The Company plans to adopt the two consecutive statement approach and does not expect the adoption of this guidance to have a material impact on the Company's financial statements. In November 2011, the FASB issued a proposal to defer the requirement in the guidance to present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements.

Fair value measurements

In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The amendments are effective in the first quarter of 2012. The Company does not expect the adoption of the updated guidance to have a material impact on the Company's financial statements.